Warehouse Lines of Credit - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Outstanding amount	$ 0	$ 320,300,000
UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		320,300,000	$ 376,000,000
Warehouse Line of Credit
Line of Credit Facility [Line Items]
Outstanding amount	10,487,950,000	6,941,397,000
Warehouse Line of Credit | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		6,941,397,000	5,189,587,000
Warehouse Line of Credit | Line of Credit, ASAP program
Line of Credit Facility [Line Items]
Outstanding amount	203,125,000	75,947,000
Maximum borrowing capacity	250,000,000
Warehouse Line of Credit | Line of Credit, ASAP program | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		75,947,000	85,683,000
Maximum borrowing capacity		250,000,000
Warehouse Line of Credit | Line of Credit, EF program
Line of Credit Facility [Line Items]
Outstanding amount	600,000
Warehouse Line of Credit | Line of Credit, EF program | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		0
Warehouse Line of Credit | Line of Credit, Gestation line
Line of Credit Facility [Line Items]
Outstanding amount	0
Maximum borrowing capacity	$ 150,000,000.0
Warehouse Line of Credit | Line of Credit, Gestation line | UNITED WHOLESALE MORTGAGE, LLC
Line of Credit Facility [Line Items]
Outstanding amount		0	$ 0
Maximum borrowing capacity		$ 150,000,000